Income Per Share - Schedule of a Reconciliation of Basic and Diluted Common Shares Outstanding (Details) - shares			1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended
	Jan. 09, 2019	Jun. 06, 2018	Jun. 30, 2018	Feb. 19, 2019	Jun. 30, 2019	Jun. 30, 2019
Total shares outstanding, shares issued for IPO underwriting fees		307,465
Successor [Member]
Change in shares, shares issued to backstop shares			4,829,375
Change in shares, shares issued for IPO underwriting fees			307,465
Change in shares, shares issued to NPS/GES			53,690,315
Reclassification of shares previously subject to redemption, net of shares redeemed			15,005,189
Total shares outstanding, beginning balance	85,562,769		11,730,425	85,562,769	85,562,769	85,562,769
Total shares outstanding, shares issued to backstop investor			16,559,800
Total shares outstanding, shares issued for IPO underwriting fees			16,867,265
Total shares outstanding, shares issued to NPS/GES			70,557,580
Total shares outstanding, Ending balance		11,730,425	85,562,769		86,895,285	86,895,285
Weighted average basic common shares outstanding			85,562,769		86,896,779	86,895,285
Non-vested, participating restricted shares					1,600,200	1,600,200
Shares for use in allocation of participating earnings					88,496,979	88,495,485
Successor [Member] | January, 09, 2019 [Member]
Weighted average ordinary shares outstanding, Other						32,302
Successor [Member] | February 19, 2019 [Member]
Weighted average ordinary shares outstanding, NPS equity stock earn-out						1,300,214
Successor [Member] | Loddie Naymola [Member]
Change in shares Other	33,796
Change in shares, NPS equity stock earn-out				1,300,214
Successor [Member]
Total shares outstanding, beginning balance					86,896,779
Total shares outstanding, Ending balance					86,896,779	86,896,779